Income Taxes - Schedule of Components of Income Tax Expense (Benefits) (Details) (10K) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2019	Mar. 31, 2018	Jun. 30, 2018	Jun. 30, 2017
Income Tax Disclosure [Abstract]
Current Taxes					$ (278,320)	$ (305,673)
Deferred Taxes
Income Taxes Expense (Benefit)	$ 726	$ (485)	$ (116,244)	$ (180,763)	$ (179,306)	$ (305,673)